Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Equity:
Common stock, shares outstanding (in shares)	2	2
Common Stock, shares issued (in shares)	2	2
Common stock, par value (in dollars per share)	$ 500	$ 500